PROPERTY, PLANT AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
PROPERTY, PLANT AND EQUIPMENT
Summary of property, plant and equipment, net

	March 31, 2021	December 31, 2020
Property, Plant & Equipment
Land	$326	$326
Buildings	6,223	6,223
Machinery and equipment	38,443	38,443
Vehicles	142	142
Construction in progress	109,800	56,529
	$154,934	$101,663
Less: Accumulated depreciation	—	—
Total	$154,934	$101,663

	2020	2019
Property, Plant & Equipment
Land	$326	$—
Buildings	6,223	—
Machinery and equipment	38,443	—
Vehicles	142	—
Construction in progress	56,529	20,276
	$101,663	$20,276
Less: Accumulated depreciation	—	—
Total	$101,663	$20,276